Annual Total Returns - FidelitySAIUSValueIndexFund-PRO - FidelitySAIUSValueIndexFund-PRO - Fidelity SAI U.S. Value Index Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Dec. 19, 2017
Fidelity SAI U.S. Value Index Fund
Bar Chart Table:
Annual Return 2018	(10.71%)
Annual Return 2019	29.09%
Annual Return 2020	(4.44%)
Annual Return 2021	30.41%